INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Corporate bonds	$ 29,745,450	$ 35,547,510
Borrowings	100,720,985	107,639,659
Non-current
Corporate bonds	41,202,548	50,007,680
Borrowings	48,789,492	60,670,946
Bank borrowings
Current
Borrowings	60,473,023	61,303,952
Non-current
Borrowings	7,586,944	10,663,266
Trust debt securities
Current
Borrowings	6,936,758	7,296,506
Net loans payables - Parents companies and related parties
Current
Borrowings	$ 3,565,754	$ 3,491,691